FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569
                                   ---------

                     FRANKLIN UNIVERSAL TRUST
                     ------------------------
        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -----------------------------------------------
        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
   -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  8/31
                          ----

Date of reporting period: 5/31/07
                          -------



Item 1. Schedule of Investments.


Franklin Universal Trust

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   3

Notes to Statement of Investments .........................................   9

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Universal Trust

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 125.2%
      COMMON STOCKS 39.2%
      NON-ENERGY MINERALS 1.1%
      AngloGold Ashanti Ltd., ADR ...........................................     South Africa           30,446      $    1,270,207
      Barrick Gold Corp. ....................................................        Canada              35,800           1,042,854
                                                                                                                     ---------------
                                                                                                                          2,313,061
                                                                                                                     ---------------
      PRODUCER MANUFACTURING 0.0% a
    b Harvard Industries Inc. ...............................................     United States         109,618                 877
b,c,d VS Holdings Inc. ......................................................     United States         181,875                  --
                                                                                                                     ---------------
                                                                                                                                877
                                                                                                                     ---------------
      UTILITIES 38.1%
      Alliant Energy Corp. ..................................................     United States          55,000           2,376,000
      Ameren Corp. ..........................................................     United States          60,000           3,184,200
      American Electric Power Co. Inc. ......................................     United States          30,000           1,428,900
      Atmos Energy Corp. ....................................................     United States          85,000           2,753,150
      CenterPoint Energy Inc. ...............................................     United States         226,600           4,289,538
      Constellation Energy Group ............................................     United States          55,000           5,047,350
      Dominion Resources Inc. ...............................................     United States          70,000           6,201,300
      DTE Energy Co. ........................................................     United States          45,000           2,379,600
      Duke Energy Corp. .....................................................     United States         124,700           2,436,638
      Edison International ..................................................     United States          65,000           3,787,550
      Entergy Corp. .........................................................     United States          50,500           5,701,450
      Exelon Corp. ..........................................................     United States         104,000           8,112,000
      FirstEnergy Corp. .....................................................     United States          75,000           5,192,250
      FPL Group Inc. ........................................................     United States         100,000           6,393,000
      NSTAR .................................................................     United States          37,800           1,316,574
      Pinnacle West Capital Corp. ...........................................     United States          76,000           3,528,680
      Progress Energy Inc. ..................................................     United States          30,000           1,502,700
      Public Service Enterprise Group Inc. ..................................     United States          62,200           5,532,068
      The Southern Co. ......................................................     United States         170,000           6,121,700
      Spectra Energy Corp. ..................................................     United States          62,350           1,660,381
      TXU Corp. .............................................................     United States          24,000           1,618,800
                                                                                                                     ---------------
                                                                                                                         80,563,829
                                                                                                                     ---------------
      TOTAL COMMON STOCKS (COST $48,157,075) ................................                                            82,877,767
                                                                                                                     ---------------

                                                                                                 ------------------
                                                                                                 PRINCIPAL AMOUNT e
                                                                                                 ------------------
      CORPORATE BONDS 84.0%
      COMMERCIAL SERVICES 6.8%
    f ARAMARK Corp., senior note, 144A, 8.50%, 2/01/15 ......................     United States       2,000,000           2,112,500
      Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .................     United States       2,342,000           2,555,707
      Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..................     United States       2,400,000           2,610,000
      JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ............     United States       1,000,000           1,050,000
      Lamar Media Corp., senior sub. note, 6.625%, 8/15/15 ..................     United States       2,500,000           2,500,000
      R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ....................     United States         700,000             757,750
    f Rental Service Corp., senior note, 144A, 9.50%, 12/01/14 ..............     United States       2,500,000           2,700,000
                                                                                                                     ---------------
                                                                                                                         14,285,957
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 3

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY     PRINCIPAL AMOUNT e        VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      COMMUNICATIONS 8.8%
    f Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ................        Jamaica          2,000,000      $    1,987,500
      Dobson Cellular Systems Inc., senior secured note, 9.875%,
       11/01/12 .............................................................     United States       1,900,000           2,085,250
      Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
       10.375% thereafter, 11/15/12 .........................................    United Kingdom       2,500,000           2,412,500
      Intelsat Subsidiary Holding Co. Ltd., senior note, 8.25%, 1/15/13 .....        Bermuda          2,500,000           2,609,375
    f MetroPCS Wireless Inc., senior note, 144A, 9.25%, 11/01/14 ............     United States         900,000             952,875
      Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....      Luxembourg         1,300,000           1,430,000
      Qwest Communications International Inc., senior note, 7.50%,
       2/15/14 ..............................................................     United States       2,000,000           2,075,000
    f Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ......         Italy           2,500,000           2,937,500
      Windstream Corp., senior note, 8.625%, 8/01/16 ........................     United States       1,900,000           2,085,250
                                                                                                                     ---------------
                                                                                                                         18,575,250
                                                                                                                     ---------------

      CONSUMER DURABLES 6.2%
      Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...................     United States         400,000             412,000
      Ford Motor Credit Co. LLC,
          5.625%, 10/01/08 ..................................................     United States       1,000,000             986,634
          7.80%, 6/01/12 ....................................................     United States       1,000,000             996,108
          senior note, 9.875%, 8/10/11 ......................................     United States       2,000,000           2,144,244
      General Motors Corp., senior deb., 8.25%, 7/15/23 .....................     United States       1,500,000           1,408,125
      Jarden Corp., senior sub. note, 7.50%, 5/01/17 ........................     United States       2,000,000           2,050,000
      Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..................     United States       1,400,000           1,438,500
      KB Home, senior note,
          6.25%, 6/15/15 ....................................................     United States       1,200,000           1,144,500
          7.25%, 6/15/18 ....................................................     United States       1,300,000           1,282,125
      Visant Holding Corp., senior note, 8.75%, 12/01/13 ....................     United States       1,100,000           1,155,000
                                                                                                                     ---------------
                                                                                                                         13,017,236
                                                                                                                     ---------------

      CONSUMER NON-DURABLES 2.7%
      Dole Foods Co., senior note, 7.25%, 6/15/10 ...........................     United States         100,000              99,500
      Reynolds American Inc., senior secured note, 7.625%, 6/01/16 ..........     United States       2,500,000           2,720,782
      Smithfield Foods Inc., senior note,
          7.00%, 8/01/11 ....................................................     United States       1,000,000           1,020,000
          7.75%, 5/15/13 ....................................................     United States       1,000,000           1,040,000
      Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ...............     United States         900,000             767,250
                                                                                                                     ---------------
                                                                                                                          5,647,532
                                                                                                                     ---------------

      CONSUMER SERVICES 11.5%
c,d,g Atherton Franchise Capital, 13.073%, 12/01/08 .........................     United States         721,603              28,864
      Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .............     United States       2,000,000           2,040,000
      CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..................        Canada           2,000,000           2,075,000
      CCH II LLC, senior note, 10.25%, 9/15/10 ..............................     United States       2,500,000           2,675,000
      EchoStar DBS Corp., senior note, 7.125%, 2/01/16 ......................     United States       2,000,000           2,062,500
  f,h Fontainebleau Las Vegas, 144A, 10.25%, 6/15/15 ........................     United States         700,000             724,500
      LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ................     United States       1,500,000           1,522,500
      MGM MIRAGE, senior note,
          6.875%, 4/01/16 ...................................................     United States       2,000,000           1,925,000
          7.50%, 6/01/16 ....................................................     United States         500,000             495,000


4 | Quarterly Statement of Investments

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY     PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      CONSUMER SERVICES (CONTINUED)
      Quebecor Media Inc., senior note, 7.75%, 3/15/16 ........................      Canada           2,000,000      $    2,110,000
      Radio One Inc., senior sub. note, 6.375%, 2/15/13 .......................   United States       1,700,000           1,674,500
      Royal Caribbean Cruises Ltd., senior note,
         8.00%, 5/15/10 .......................................................   United States       1,200,000           1,271,189
         6.875%, 12/01/13 .....................................................   United States         800,000             812,976
      Station Casinos Inc., senior sub. note,
         6.50%, 2/01/14 .......................................................   United States         300,000             279,375
         6.875%, 3/01/16 ......................................................   United States       2,200,000           2,040,500
    f Univision Communications Inc., senior note, 144A, PIK, 9.75%, 3/15/15 ...   United States       2,500,000           2,600,000
                                                                                                                     ---------------
                                                                                                                         24,336,904
                                                                                                                     ---------------
      ELECTRONIC TECHNOLOGY 7.7%
      DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ................   United States       1,800,000           1,874,250
    f Freescale Semiconductor Inc., senior note, 144A, 8.875%, 12/15/14 .......   United States       2,200,000           2,213,750
    f Hawker Beechcraft Acquisition Co., senior note, 144A,
         8.50%, 4/01/15 .......................................................   United States         500,000             528,750
         PIK, 8.875%, 4/01/15 .................................................   United States       1,300,000           1,374,750
      L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 ............   United States       2,500,000           2,506,250
    f NXP BV/NXP Funding LLC, senior secured note, 144A, 7.875%, 10/15/14 .....    Netherlands        1,900,000           1,966,500
      Sanmina-SCI Corp., senior sub. note,
         6.75%, 3/01/13 .......................................................   United States       2,000,000           1,895,000
         8.125%, 3/01/16 ......................................................   United States         400,000             391,000
      Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .........   United States       2,000,000           2,025,000
    f TransDigm Inc., senior sub. note, 144A, 7.75%, 7/15/14 ..................   United States       1,500,000           1,567,500
                                                                                                                     ---------------
                                                                                                                         16,342,750
                                                                                                                     ---------------
      ENERGY MINERALS 4.3%
      Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 ....................   United States       2,500,000           2,493,750
      Mariner Energy Inc., senior note, 7.50%, 4/15/13 ........................   United States       2,500,000           2,506,250
    f Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 ...............    Switzerland        1,300,000           1,308,125
      Pogo Producing Co., senior sub. note,
         7.875%, 5/01/13 ......................................................   United States         300,000             316,500
         6.875%, 10/01/17 .....................................................   United States       2,000,000           2,035,000
    f Tesoro Corp., senior note, 144A, 6.50%, 6/01/17 .........................   United States         500,000             503,125
                                                                                                                     ---------------
                                                                                                                          9,162,750
                                                                                                                     ---------------
      FINANCE 2.6%
      GMAC LLC, 6.875%, 8/28/12 ...............................................   United States       3,500,000           3,520,857
      United Rentals North America Inc., senior sub. note, 7.75%, 11/15/13 ....   United States       2,000,000           2,085,000
                                                                                                                     ---------------
                                                                                                                          5,605,857
                                                                                                                     ---------------
      HEALTH SERVICES 6.2%
      DaVita Inc., senior sub. note, 7.25%, 3/15/15 ...........................   United States       2,500,000           2,575,000
      HCA Inc., senior note, 6.50%, 2/15/16 ...................................   United States       2,500,000           2,212,500
      Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ....................   United States       3,000,000           2,842,500


                                          Quarterly Statement of Investments | 5

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY     PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      HEALTH SERVICES (CONTINUED)
  f,i U.S. Oncology Holdings Inc., senior note, 144A, FRN, 9.797%, 3/15/12 ....   United States       1,900,000      $    1,892,875
    f United Surgical Partners International Inc., senior sub. note, 144A,
       PIK, 9.25%, 5/01/17 ....................................................   United States       1,000,000           1,038,750
      Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
       10/01/14 ...............................................................   United States       2,500,000           2,631,250
                                                                                                                     ---------------
                                                                                                                         13,192,875
                                                                                                                     ---------------
      INDUSTRIAL SERVICES 3.9%
      Allied Waste North America Inc., senior secured note, 6.875%, 6/01/17 ...   United States       1,100,000           1,126,125
      Compagnie Generale de Geophysique-Veritas, senior note,
         7.50%, 5/15/15 .......................................................      France             400,000             420,500
         7.75%, 5/15/17 .......................................................      France             600,000             636,000
      Copano Energy LLC, senior note, 8.125%, 3/01/16 .........................   United States       1,500,000           1,571,250
      Markwest Energy Partners LP, senior note, 6.875%, 11/01/14 ..............   United States       2,000,000           1,972,500
      The Williams Cos. Inc.,
         8.75%, 3/15/32 .......................................................   United States         800,000             956,000
         senior note, 7.625%, 7/15/19 .........................................   United States         600,000             661,500
         senior note, 7.875%, 9/01/21 .........................................   United States         700,000             787,500
                                                                                                                     ---------------
                                                                                                                          8,131,375
                                                                                                                     ---------------
      NON-ENERGY MINERALS 1.7%
      Freeport-McMoRan Copper & Gold Inc., senior note, 8.375%, 4/01/17 .......   United States       1,700,000           1,861,500
      Novelis Inc., senior note, 7.25%, 2/15/15 ...............................      Canada           1,700,000           1,802,000
                                                                                                                     ---------------
                                                                                                                          3,663,500
                                                                                                                     ---------------
      PROCESS INDUSTRIES 9.6%
      Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ............   United States       2,000,000           2,015,000
      Crown Americas Inc., senior note, 7.75%, 11/15/15 .......................   United States       2,500,000           2,625,000
    f Huntsman International LLC, senior note, 144A, 7.875%, 11/15/14 .........   United States       2,500,000           2,640,625
    f Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ..........................  United Kingdom       1,400,000           1,415,750
      JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .......................      Ireland          2,500,000           2,581,250
      Lyondell Chemical Co., senior note,
         8.00%, 9/15/14 .......................................................   United States       1,200,000           1,275,000
         6.875%, 6/15/17 ......................................................   United States       1,000,000           1,006,250
    f MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ..................   United States         800,000             848,000
      Nalco Co., senior sub. note, 8.875%, 11/15/13 ...........................   United States       2,000,000           2,155,000
      Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14 .......   United States       2,000,000           2,030,000
    f Verso Paper Holdings LLC, senior secured note, 144A, 9.125%, 8/01/14 ....   United States       1,500,000           1,597,500
                                                                                                                     ---------------
                                                                                                                         20,189,375
                                                                                                                     ---------------


6 | Quarterly Statement of Investments

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY     PRINCIPAL AMOUNT e       VALUE
------------------------------------------------------------------------------------------------------------------------------------
      LONG  TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS (CONTINUED)
      PRODUCER MANUFACTURING 2.5%
      Greenbrier Cos. Inc., senior note, 8.375%, 5/15/15 ......................   United States       1,000,000      $    1,015,000
      RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 .................   United States       2,000,000           2,160,000
    f TRW Automotive Inc., senior note, 144A, 7.25%, 3/15/17 ..................   United States       2,000,000           2,015,000
                                                                                                                     ---------------
                                                                                                                          5,190,000
                                                                                                                     ---------------

      REAL ESTATE INVESTMENT TRUST 1.2%
      Host Marriott LP, senior note,
         M, 7.00%, 8/15/12 ....................................................   United States       2,000,000           2,045,000
         O, 6.375%, 3/15/15 ...................................................   United States         500,000             500,625
                                                                                                                     ---------------
                                                                                                                          2,545,625
                                                                                                                     ---------------

      RETAIL TRADE 1.3%
    f Michaels Stores Inc., senior note, 144A, 10.00%, 11/01/14 ...............   United States       2,500,000           2,712,500
                                                                                                                     ---------------

      TECHNOLOGY SERVICES 1.4%
  d,g PSINet Inc.,
         10.50%, 12/01/06 .....................................................   United States         700,000                  70
         senior note, 11.00%, 8/01/09 .........................................   United States       3,250,000                 325
      SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 .........................................   United States         900,000             960,750
         senior sub. note, 10.25%, 8/15/15 ....................................   United States       1,900,000           2,087,625
                                                                                                                     ---------------
                                                                                                                          3,048,770
                                                                                                                     ---------------

      TRANSPORTATION 0.7%
      Great Lakes Dredge & Dock Co., senior sub. note, 7.75%, 12/15/13 ........   United States       1,500,000           1,488,750
                                                                                                                     ---------------
      UTILITIES 4.9%
      Aquila Inc., senior note, 14.875%, 7/01/12 ..............................   United States       2,000,000           2,609,880
      Dynegy Inc., senior note, 8.75%, 2/15/12 ................................   United States       2,600,000           2,788,500
    f Edison Mission Energy, senior note, 144A, 7.00%, 5/15/17 ................   United States       2,300,000           2,302,875
      NRG Energy Inc., senior note, 7.375%,
         2/01/16 ..............................................................   United States       1,800,000           1,872,000
         1/15/17 ..............................................................   United States         700,000             728,875
                                                                                                                     ---------------
                                                                                                                         10,302,130
                                                                                                                     ---------------
      TOTAL CORPORATE BONDS (COST $174,423,986) ...............................                                         177,439,136
                                                                                                                     ---------------

      FOREIGN GOVERNMENT AND AGENCY SECURITIES 2.0%
      GOVERNMENT BONDS 2.0%
      Eskom Holdings Ltd., 11.00%, 6/01/07 ....................................   South Africa          783,333 ZAR         111,809
      Eskom Holdings Ltd., 11.00%, 6/01/08 ....................................   South Africa          783,334 ZAR         111,808
      Eskom Holdings Ltd., 11.00%, 6/01/09 ....................................   South Africa          783,333 ZAR         111,808
      Government of Mexico, 11.375%, 9/15/16 ..................................      Mexico           2,750,000           3,912,425
                                                                                                                     ---------------
      TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
       (COST $3,516,223) ......................................................                                           4,247,850
                                                                                                                     ---------------
      TOTAL LONG TERM INVESTMENTS (COST $226,097,284) .........................                                         264,564,753
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 7

Franklin Universal Trust

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY           SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT (COST $2,197,959) 1.0%
      MONEY MARKET FUND 1.0%
    j Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.83% ....   United States       2,197,959      $    2,197,959
                                                                                                                     ---------------
      TOTAL INVESTMENTS (COST $228,295,243) 126.2% ............................                                         266,762,712
      NOTES PAYABLE (26.0)% ...................................................                                         (55,000,000)
      OTHER ASSETS, LESS LIABILITIES (0.2)% ...................................                                            (431,364)
                                                                                                                     ---------------
      NET ASSETS 100.0% .......................................................                                      $  211,331,348
                                                                                                                     ===============

CURRENCY ABBREVIATIONS

ZAR - South African Rand

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

a Rounds to less than 0.1% of net assets.

b Non-income producing for the twelve months ended May 31, 2007.

c See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2007, the aggregate value of these securities was $29,259, representing 0.01% of net assets.

e The principal amount is stated in U.S. dollars unless otherwise indicated.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $39,941,250, representing 18.9% of net assets.

g Defaulted security.

h Security purchased on a when-issued or delayed delivery basis.

i The coupon rate shown represents the rate at period end.

j The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


8 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Franklin Universal Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Universal Trust (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities, generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured


                                          Quarterly Statement of Investments | 9

Franklin Universal Trust

2. SECURITY VALUATION (CONTINUED)

against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................   $228,562,862
                                                           =============

Unrealized appreciation ................................   $ 47,707,826
Unrealized depreciation ................................     (9,507,976)
                                                           -------------
Net unrealized appreciation (depreciation) .............   $ 38,199,850
                                                           =============

4. RESTRICTED SECURITIES

At May 31, 2007, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                           ACQUISITION
    SHARES          ISSUER                                                     DATES        COST      VALUE
------------------------------------------------------------------------------------------------------------
     $721,603       Atherton Franchise Capital, 13.073%,
                      12/01/08 ..........................................     4/28/94     $721,603   $28,864
      181,875       VS Holdings Inc. ....................................    12/06/01      181,875        --
                                                                                                     -------
                    TOTAL RESTRICTED SECURITIES (0.01% of Net Assets)..............................  $28,864
                                                                                                     =======

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


10 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKILN UNIVERSAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date  July 26, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 26, 2007






                                 Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

7/26/2007



/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN UNIVERSAL TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

7/26/2007



/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer